Schedule of fair value assets and liabilities measured on recurring basis (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Warrants	$ 622	$ 3,516	$ 3,811
Pre-Paid Advance		4,142
Cash and Cash Equivalents [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Cash equivalents	1,281	4,285	38,822
Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Warrants
Pre-Paid Advance
Fair Value, Inputs, Level 1 [Member] | Cash and Cash Equivalents [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Cash equivalents	1,281	4,285	38,822
Fair Value, Inputs, Level 2 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Warrants
Pre-Paid Advance
Fair Value, Inputs, Level 2 [Member] | Cash and Cash Equivalents [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Cash equivalents
Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Warrants	622	3,516	3,811
Pre-Paid Advance		4,142
Fair Value, Inputs, Level 3 [Member] | Cash and Cash Equivalents [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Cash equivalents